Note 12 - Income Taxes (Details) - Unrecognized Tax Benefit Roll Forward (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Unrecognized Tax Benefit Roll Forward [Abstract]
Balance as of the beginning of the year	$ 83,000	$ 83,000
Additions based upon tax positions related to the current year	14,000
Balance as of the end of the year	$ 97,000	$ 83,000